CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Private placements Ordinary Shares	Private placements Deferred share compensation	Private placements Additional paid-in capital	Private placements Statutory reserves	Private placements Unrestricted	Private placements Accumulated other comprehensive income (loss)	Private placements	Initial public offering Ordinary Shares	Initial public offering Additional paid-in capital	Initial public offering Statutory reserves	Initial public offering Unrestricted	Initial public offering Accumulated other comprehensive income (loss)	Initial public offering	Ordinary Shares	Deferred share compensation	Additional paid-in capital	Statutory reserves	Unrestricted	Accumulated other comprehensive income (loss)	Noncontrolling Interests	Total
Balance at the beginning at Jun. 30, 2018														$ 200,000		$ 4,655,943	$ 940,816	$ 8,277,801	$ (41,025)		$ 14,033,535
Balance at the beginning (in shares) at Jun. 30, 2018														20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Statutory reserves														$ 0		0	555,826	(555,826)	0		0
Issuance of ordinary shares	$ 667		$ 199,333	$ 0	$ 0	$ 0	$ 200,000	$ 11,723	$ 4,383,911	$ 0	$ 0	$ 0	$ 4,395,634								0
Issuance of ordinary shares (in shares)	66,667							1,172,360
Issuance of ordinary shares in connection with redemption rights														$ 7,250		1,792,750	0	0	0		1,800,000
Issuance of ordinary shares in connection with redemption rights (in shares)														725,000
Net (loss) income														$ 0		0	0	4,363,591	0		4,363,591
Foreign currency translation adjustment														0		0	0	0	(267,546)		(267,546)
Balance at the end at Jun. 30, 2019														$ 219,640		11,031,937	1,496,642	12,085,566	(308,571)		24,525,214
Balance at the end (in shares) at Jun. 30, 2019														21,964,027
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Statutory reserves														$ 0		0	173,725	(173,725)	0		0
Issuance of ordinary shares		$ (114,500)												$ 10,000		2,648,909	0	0	0		2,658,909
Issuance of ordinary shares (in shares)														1,000,000
Issuance of ordinary shares for services	$ 1,800		$ 762,700	$ 0	$ 0	$ 0	$ 650,000
Issuance of ordinary shares for services (in shares)	180,000
Amortization of deferred share compensation														$ 0		0	0	0	0		66,792
Options issued to directors								$ 0	$ 213,431	$ 0	$ 0	$ 0	$ 213,431
Fair value of noncontrolling interest acquired														0		0	0	0	0	$ 2,554,638	2,554,638
Fair value of beneficial conversion feature of convertible debenture														0		259,540	0	0	0		259,540
Conversion convertible debenture into ordinary shares														$ 8,271		848,894	0	0	0		857,165
Conversion convertible debenture into ordinary shares (in shares)														827,057
Issuance of ordinary shares in connection with redemption rights															$ 66,792
Net (loss) income														$ 0		0	0	(4,876,942)	0	477,409	(4,399,533)
Foreign currency translation adjustment														0		0	0	0	(547,647)	(11,673)	(559,320)
Balance at the end at Jun. 30, 2020														$ 239,711	(47,708)	15,765,411	1,670,367	7,034,899	(856,218)	3,020,374	26,826,836
Balance at the end (in shares) at Jun. 30, 2020														23,971,084
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares																					0
Issuance of ordinary shares for services														$ 18,730		1,460,385	0	0	0		1,457,975
Issuance of ordinary shares for services (in shares)														1,873,000
Issuance of ordinary shares for compensation														$ 2,000	(268,000)	266,000	0	0	0		0
Issuance of ordinary shares for compensation (in shares)														200,000
Amortization of deferred share compensation														$ 0	315,708	0	0	0	0		315,708
Options issued to directors														0		30,490	0	0	0		30,490
Sales of ordinary shares														$ 86,238	(21,140)	8,905,927	0	0	0		8,992,165
Sale of ordinary shares (in shares)														8,623,762
Conversion convertible debenture into ordinary shares														$ 51,218		5,015,070	0	0	0		5,066,288
Conversion convertible debenture into ordinary shares (in shares)														5,121,796
Issuance of ordinary shares for debt settlements														$ 9,270		732,515	0	0	0		741,785
Issuance of ordinary shares for debt settlements (in shares)														927,000
Net (loss) income														$ 0		0	0	(45,609,519)	0	(1,473,448)	(47,082,967)
Foreign currency translation adjustment														0		0	0	0	1,976,992	54,740	2,031,732
Balance at the end at Jun. 30, 2021														$ 407,167	$ (21,140)	$ 32,175,798	$ 1,670,367	$ (38,574,620)	$ 1,120,774	$ 1,601,666	$ (1,619,988)
Balance at the end (in shares) at Jun. 30, 2021														40,716,642